Note 9 - Other Disclosures - Options Granted (Details) € / shares in Units, € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€) USD ($) € / shares	Dec. 31, 2020 EUR (€) USD ($) € / shares	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Number of options granted | $			1,805,100	1,805,100	0
Increase in equity (kEUR)	€ 1,221	€ 1,165	€ 1,981	€ 32,160
Share options [member]
Statement Line Items [Line Items]
Number of options granted | $			1,805,100	1,805,100
Weighted average fair value at grant date (EUR) (in EUR per share) | € / shares			€ 19.26	€ 19.26
Expense of the period (kEUR)			€ 1,898	€ 32,160
Increase in equity (kEUR)			€ 1,898	€ 32,160